Loans (Schedule Of Troubled Debt Restructurings Within The Previous 12 Months) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) number	Dec. 31, 2014 USD ($) number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number | number	0	6
Recorded Investment | $	$ 0	$ 869,000
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number | number	0	4
Recorded Investment | $	$ 0	$ 3,086,000
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number | number	1	0
Recorded Investment | $	$ 896,000	$ 0
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number | number	7	7
Recorded Investment | $	$ 308,000	$ 485,000
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number | number	5	9
Recorded Investment | $	$ 185,000	$ 530,000
Commercial Financial And Industrial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	0	6
Recorded Investment | $	$ 0	$ 869,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	1	4
Recorded Investment | $	$ 896,000	$ 3,086,000
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	12	16
Recorded Investment | $	$ 493,000	$ 1,015,000
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	5	2
Recorded Investment | $	$ 12,000	$ 4,000
Troubled Debt Restructurings That Subsequently Defaulted [Member]
Financing Receivable, Modifications [Line Items]
Number | number	18	31
Recorded Investment | $	$ 1,401,000	$ 6,102,000
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	0	3
Recorded Investment | $	$ 0	$ 1,128,000